DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS

NOTE 7 - DEPOSITS

At December 31, 2011, the scheduled maturities of time deposits were as follows:

Maturing in	Amount
2012	$73,423,235
2013	8,895,936
2014	318,350
2015	178,369
2016	36,709
Total	$82,852,599

There were no brokered deposits included in time deposits at December 31, 2011 or 2010.